CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables) - Parent Company	12 Months Ended
Mar. 31, 2018
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of parent company condensed balance sheet

	As of March 31 2018	As of March 31 2017
ASSETS:
Cash	$47,387,922	$1,949,877
Prepayment and other assets	9,995	54,290
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	95,543,469	21,500,189

TOTAL ASSETS	$142,941,386	$23,504,356

LIABILITIES:
Accrued expenses and other current liabilities	2,898,317	—
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 47,958,550 and 42,921,600 shares issued and outstanding as of March 31, 2018 and 2017, respectively.	$4,796	$4,292
Additional paid-in capital	58,417,971	13,285,717
Retained earnings	77,241,073	11,759,100
Accumulated other comprehensive income (loss)	4,379,229	(1,544,753)

TOTAL SHAREHOLDERS’ EQUITY	140,043,069	23,504,356

TOTAL LIABILITIES AND SHEREHOLDERS’ EQUITY	$142,941,386	$23,504,356

Schedule of parent company condensed statement of comprehensive income

	For The Years Ended March 31,
	2018	2017	2016
Equity in earnings of subsidiaries, VIEs and VIEs’ subsidiaries	$68,117,762	$8,570,978	$3,538,407
General administrative expense and others	(2,607,137)	(114)	—

NET INCOME	65,510,625	8,570,864	3,538,407

OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	6,028,143	(1,080,036)	(482,083)

COMPREHENSIVE INCOME	$71,538,768	$7,490,828	3,056,324

Schedule of parent company condensed statement of cash flow

	For The Years Ended March 31,
	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$65,510,625	$8,570,864	$3,538,407
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in subsidiaries, VIEs and VIEs’ subsidiaries	(68,117,762)	(8,570,978)	(3,538,407)
Stock based compensation	1,828,868	—	—

Changes in operating assets and liabilities:
Prepayments and other current assets	44,295	(50,009)	—
Accrued expenses and other current liabilities	2,898,317	—	—

NET CASH PROVIDED BY (USED) IN OPERATING ACTIVITIES	2,164,343	(50,123)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering	—	2,000,000	—
Proceeds from IPO, net of offering costs of US$7,095,758	43,273,702	—	—

NET CASH PROVIDED BY FINANCING ACTIVITIES	43,273,702	2,000,000	—

NET INCREASE IN CASH	45,438,045	1,949,877	—
CASH—beginning of year	1,949,877	—	—

CASH—end of year	$47,387,922	$1,949,877	$—

SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	$—	$—	$—

Cash paid for interest	$—	$—	$—